Document and Entity Information Document	Jan. 11, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 11, 2022
Entity Registrant Name	2seventy bio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40791
Entity Tax Identification Number	86-3658454
Entity Address, Address Line One	60 Binney Street,
Entity Address, City or Town	Cambridge,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	339
Local Phone Number	499-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TSVT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001860782
Amendment Flag	false